MEMORANDUM OF CHANGES

                       VAN KAMPEN UNITS TRUSTS, SERIES 813


   The Prospectus filed with Amendment No. 2 of the Registration Statement on Form S-6 has been revised to reflect information regarding the deposit of Van Kampen Unit Trusts, Series 813 on November 21, 2008. An effort has been made to set forth below each of the substantive changes and also to reflect the same by blacklining the marked counterparts of the Prospectus submitted with the Amendment.

   Exchange Traded Notes (ETNs). All references and disclosures relating to ETNs have been removed from the Prospectus and Information Supplement to reflect the fact that this Portfolio will not contain any ETNs.

   Front Cover Page. The date of the Prospectus has been completed and the preliminary prospectus disclosure has been removed.

   Ibbotson Alternatives Allocation Portfolio - Principal Investment Strategy. In the seventh paragraph of this section, the percentage of funds in the Portfolio that are classified as "non-diversified" under the 1940 Act has been provided.

   The "Fee Table," "Example," and "Essential Information" sections have been completed.

   The "Portfolio" page and notes thereto have been completed. Disclosure concerning SFAS No. 157 added to Notes to Portfolio.

   The "Report of Independent Registered Public Accounting Firm" page has been completed.

   The "Statement of Condition" page has been completed.

   Back Cover Page. The date of the Prospectus has been completed